EMPLOYEE BENEFIT LIABILITIES - Sensitivity Analysis of One-percentage Point Change in Assumed Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Assumption - 1% increase	$ (544)	$ (552)
Assumption - 1% decrease	474	482
Rate of salary increase
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Assumption - 1% increase	521	483
Assumption - 1% decrease	$ (588)	$ (543)